Note 9 - Customer Deposits (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Jul. 10, 2011 Gas Marathon [Member]
Customer Deposits, Current	$ 275,000	$ 275,000	$ 275,000